Legal Claims - Summary of Disputes Classified As Possible Chance of Loss (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Disputes Classified As Possible Chance Of Loss [Abstract]
Tax	R$ 20,515	R$ 23,327
Labor	157	540
Total	R$ 20,672	R$ 23,867